Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2024
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2023 and 2024, and for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Total assets	¥3,135,710	¥3,370,063
Total liabilities	2,006,590	2,204,376

	Millions of yen
	Year ended March 31
	2022	2023	2024
Net revenues	¥1,041,000	¥1,079,609	¥1,187,696
Non-interest expenses	786,391	838,005	937,551
Net income attributable to affiliated companies	179,706	179,073	176,705

Summary of balances and transactions with affiliated companies and other equity-method investees
The follow
ing tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2023 and 2024, and during the years ended March 31, 2022, 2023 and 2024. Investments in American Century Companies, Inc., for which fair value option was elected, are not included in
Investments in affiliated companies
in the following table and are reported within
Other assets—Other
in the consolidated balance sheets. In addition, dividends received for investments in affiliates for which fair value option was elected are not included in
Revenues
in the following table and are reported within
Interest and dividends
in the consolidated statements of income.

	Millions of yen
	March 31
	2023	2024
Investments in affiliated companies	¥398,485	¥452,437
Advances to affiliated companies	4,000	9,580
Other receivables from affiliated companies (1)	25,415	24,782
Other payables to affiliated companies (2)	31,074	29,546

(1)	Includes ROU assets of ¥23,311 million and ¥ 23,157 million as of March 31, 2023 and 2024, respectively.
(2)	Includes operating lease liabilities of ¥23,311 million and ¥23,157 million as of March 31, 2023 and 2024, respe c tively.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Revenues	¥2,660	¥2,795	¥2,172
Non-interest expenses	50,004	50,966	53,177
Purchase of software, securities and tangible assets	12,760	19,602	15,367

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Carrying amount	¥363,792	¥394,091
Fair value	593,883	844,412

Summary of equity in earnings of equity-method investees and dividends from equity-method investees
The following table presents equity in earnings of and dividends from equity-method investees, for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Equity in earnings of equity-method investees (1)	¥32,083	¥47,480	¥45,687
Dividends from equity-method investees	11,848	13,354	14,617

(1)	Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income.